WARRANTS (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	18,049,075
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	7,735,750
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	773,575
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	1,212,500
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	121,250
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	891,250
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	89,125
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	3,115,000
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019
Warrant Eight [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	311,500
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	1,418,750
Class Of Warrant Or Right Expiry Date	May 27, 2019
Warrant Ten [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	141,875
Class Of Warrant Or Right Expiry Date	May 27, 2019
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.40
Class of Warrant or Right, Outstanding	2,035,000
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019
Warrant Twelve [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Right, Outstanding	203,500
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019